Income and Expenses - Summary of Other Income (Expenses) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis Of Income And Expense [Abstract]
Gains on sale of investment (Note 10)	₱ 6,512	₱ 7,365	₱ 2,838
Equity share in net earnings (losses) of associates and joint ventures	2,906	1,181	3,241
Interest income (Notes 12 and 16)	1,412	1,046	799
Gains on derivative financial instruments - net (Note 28)	533	996	420
Foreign exchange losses – net	(411)	(2,785)	(3,036)
Financing costs – net	(7,370)	(7,354)	(6,259)
Other income (expenses) - net (Notes 11 and 13)	1,476	(3,081)	(3,200)
Total other income (expense)	₱ 5,058	₱ (2,632)	₱ (5,197)